Note 19 - Borrowings - Borrowings by Currency and Rate (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Borrowings	$ 34,645	$ 31,542
Borrowings	931,214	808,694
United States of America, Dollars | Fixed interest rate [member]
Statement Line Items [Line Items]
Borrowings	19,120	19,461
Borrowings	187,872	200,448
United States of America, Dollars | Floating interest rate [member]
Statement Line Items [Line Items]
Borrowings	17,640	17,081
Euro Member Countries, Euro | Fixed interest rate [member]
Statement Line Items [Line Items]
Borrowings	13,828	10,701
Borrowings	839	841
Euro Member Countries, Euro | Floating interest rate [member]
Statement Line Items [Line Items]
Borrowings	169	99
Other currency [member] | Fixed interest rate [member]
Statement Line Items [Line Items]
Borrowings	8	194
Other currency [member] | Floating interest rate [member]
Statement Line Items [Line Items]
Borrowings	1,697	1,380
Borrowings	138	35
Mexico, Pesos | Fixed interest rate [member]
Statement Line Items [Line Items]
Borrowings	412,719	391,318
Argentina, Pesos | Fixed interest rate [member]
Statement Line Items [Line Items]
Borrowings	311,829	197,637
Argentina, Pesos | Floating interest rate [member]
Statement Line Items [Line Items]
Borrowings		$ 1,041